Banks and Other Borrowings - Schedule of Loan Type in Terms of Currency (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Maturity of Loan [Line Items]
Carrying value	$ 17,179,545	$ 2,211,665	$ 20,073,967
Within 1 year	13,402,782	1,725,451	9,559,450
2026	1,907,868	245,616	1,856,844
2027	1,868,895	240,598	1,768,349
2025			6,889,324
Hong Kong [Member]
Schedule of Maturity of Loan [Line Items]
Carrying value	5,559,137	715,674	9,349,671
Within 1 year	1,782,374	229,460	96,748
2026	1,907,868	245,616	1,856,844
2027	1,868,895	240,598	1,768,349
2025			5,627,730
United States of America [Member]
Schedule of Maturity of Loan [Line Items]
Carrying value	1,102,204	141,896
Within 1 year	1,102,204	141,896
2026
2027
China, Yuan Renminbi [Member]
Schedule of Maturity of Loan [Line Items]
Carrying value	10,518,204	1,354,095	10,724,296
Within 1 year	10,518,204	1,354,095	9,462,702
2026
2027
2025			$ 1,261,594